Accounts Receivable, Net (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Collected outstanding balance for overdue	54.00%	100.00%
Number of operating days	180 days